Related Party Transaction	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transaction

8.	RELATED PARTY TRANSACTION

On October 28, 2019, the Company issued 1,000 shares of Series A Preferred Stock at $20 par value to Mr. David Lee as a bonus for services. The Series A Preferred Stock had a fifty-one (51%) voting right only and was redeemed at par value on December 12, 2019. As of December 31, 2019, there were no Series A Preferred Stock outstanding.